Income taxes - Schedule of Income (loss) before income taxes (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income (loss) before income taxes	$ 5,230,538	¥ 36,589,708	¥ (869,069,143)	¥ (611,768,937)
CHINA
Income (loss) before income taxes		143,570,454	(881,940,287)	¥ (611,768,937)
Foreign [Member]
Income (loss) before income taxes		¥ (106,980,746)	¥ 12,871,144